Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
ArcBest 401(k) and DC Retirement Plan
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2:Summary of Significant Accounting Policies

Basis of Accounting

The accompanying financial statements are prepared on the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of net assets and changes in net assets and disclosure of contingent liabilities at the date of the financial statements. Actual results could differ from those estimates.

Valuation of Investments and Income Recognition

Quoted market prices, if available, are used to value investments. Quoted prices for mutual funds are the net asset value (“NAV”) of shares held by the Plan at the financial statement date. Common Stocks are valued at the closing price reported on the active market on which the securities are traded. See Note 3 for discussion of fair value measurements.

The Galliard Stable Return Fund C, an investment option of the Plan, is a collective trust fund managed by Galliard Capital Management. The Plan’s interest in the collective trust investment is valued at estimated fair value as provided by the Plan recordkeeper, which is based on information reported in the audited financial statements of the collective trust at year-end. The Fund seeks to provide investors with a moderate level of stable income without principal volatility and is designed for investors seeking more income than money market funds without the price fluctuation of stock or bond funds.

The Vanguard Fiduciary Trust Company Institutional Total Bond Market Index Trust, an investment option of the Plan, is a collective investment trust that is managed by Vanguard Fiduciary Trust Company. The Plan’s interest in the collective investment trust is valued at NAV, as determined by the trustee or Plan recordkeeper, based on the fair value of underlying investments reported in the audited financial statements of the collective investment trust at year-end. The Trust invests substantially all of its assets in Vanguard Total Bond Market Index Fund, which has the same investment objective as the Trust.

The Vanguard Fiduciary Trust Company Institutional 500 Index Trust, an investment option of the Plan, is a collective investment trust managed by Vanguard Fiduciary Trust Company. The Plan’s interest in the collective investment trust is valued at NAV, as determined by the trustee or Plan recordkeeper, based on the fair value of underlying investments reported in the audited financial statements of the collective investment trust at year-end. The Trust invests substantially all of its assets in individual securities included in the Standard & Poor’s 500 Index, holding them in approximately the same proportions as the index, with a principal objective to provide growth of capital and current income.

The Vanguard Fiduciary Trust Company Developed Market Index Trust, an investment option of the Plan, is a collective investment trust managed by Vanguard Fiduciary Trust Company. The Plan’s interest in the collective investment trust investment is valued at NAV, as determined by the trustee or Plan recordkeeper based on the fair value of underlying investments reported in the audited financial statements of the collective investment trust at year-end. The Trust seeks to track the performance of the FTSE Developed All Cap ex U.S. Index by investing substantially all of its assets in individual securities of non-U.S. developed market companies in approximately the same proportions as the index, with the objective of providing growth of capital and current income.

The Vanguard Target Retirement Trust II series, investment options of the Plan, are investments of the Vanguard Target Retirement Trust II Collective Trust. The Plan’s interest in the collective trust investments are valued at estimated fair value as provided by the Plan recordkeeper, which is based on information reported in the audited financial statements of the collective trusts at year-end. The collective trust investment in the Vanguard Target Retirement Trust II series are directly invested in a mix of Vanguard funds and trusts, whose principal objective is to provide growth of capital and current income consistent with its current target allocation by investing in a gradually more conservative mix of Vanguard funds and trusts.

The ArcBest Corporation stock fund is a unitized investment option, consisting of both ArcBest Corporation common stock and a money market fund, providing diversification within a single investment option. The unitized fund is not a registered security. The unit value reflects the aggregate market values of the underlying common stock and money market fund. The market value of the common stock component is calculated by multiplying the closing price of the ArcBest Corporation Common Stock on the NASDAQ Global Select Market  by the number of shares held in the fund. The carrying amount of the money market fund closely approximates its fair value.

The Plan’s PCRA investment option is a self-directed brokerage account that allows participants to invest in investments of their choosing.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the date paid by the issuer. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. The accrual of interest on notes is discontinued at the end of the quarter during which the note becomes 90 days past due, unless the credit is well secured and in process of collection. Past due status is based on contractual terms of the note. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.

All interest accrued but not collected remains as part of the balance due at the date the loan becomes a deemed distribution. Interest accrues until a loan is treated as a deemed distribution. Notes are returned to active status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. Delinquent notes that reach default status are treated as distributions based upon the terms of the Plan document.

Plan Tax Status

The Plan’s most recent determination letter is dated August 29, 2017. In the letter, the U.S. Internal Revenue Service stated that the Plan and related trust, as then designed, were in compliance with the applicable requirements of the U.S. Internal Revenue Code and, therefore, not subject to income tax. The Plan has been amended since receiving the determination letter. However, the Plan Administrator believes that the Plan and related trust were designed and operated in compliance with the applicable requirements of the U.S. Internal Revenue Code as of and for the years ended December 31, 2025 and 2024.

GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more-likely-than-not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions, however, there are currently no audits for any tax periods in progress.

Administrative Expenses

All investment-related administrative charges are paid by the Plan as provided in the Plan document and are included in net appreciation in fair value of investments. All other expenses of maintaining the Plan may be paid by the Company or the Plan, at the Company’s discretion. Certain expenses of maintaining the Plan are paid directly by the Company and are excluded from these financial statements. Non-investment related fees are charged at an annual rate of $39 per participant. This fee is charged to participant accounts and paid out of plan assets and all revenue sharing is rebated back to participants.

Payment of Benefits

Benefit payments to participants are recorded upon distribution.